Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Jan. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	$ 750,220	$ 757,283
Allowance for credit losses	[1]	6,328	6,372
Net	[1]	743,892	750,911
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		341,042	344,182
Allowance for credit losses		1,115	1,084
Net		339,927	343,098
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		104,124	104,170
Allowance for credit losses		2,302	2,414
Net		101,822	101,756
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		287,888	291,822
Allowance for credit losses		1,679	1,637
Net		286,209	290,185
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	6,119	5,726
Allowance for credit losses	[2]	1,904	1,881
Net	[2]	4,215	3,845
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,776	1,564
Allowance for credit losses	[2]	486	514
Net	[2]	1,290	1,050
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,342	1,183
Allowance for credit losses	[2]	384	372
Net	[2]	958	811
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	701	691
Allowance for credit losses	[2]	387	372
Net	[2]	314	319
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,103	1,098
Allowance for credit losses	[2]	267	264
Net	[2]	836	834
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	399	356
Allowance for credit losses	[2]	127	97
Net	[2]	272	259
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	798	834
Allowance for credit losses	[2]	253	262
Net	[2]	545	572
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	2,055	1,864
Allowance for credit losses	[2]	533	498
Net	[2]	1,522	1,366
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	1,180	1,176
Allowance for credit losses	[2]	623	664
Net	[2]	557	512
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[2]	2,884	2,686
Allowance for credit losses	[2]	748	719
Net	[2]	$ 2,136	$ 1,967

[1]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Interest income recognized on impaired loans during the three months ended January 31, 2024 was $18 (October 31, 2023 – $15).